Investments accounted for using equity method - Schedule of Joint Ventures (Detail) € in Millions	12 Months Ended
Dec. 31, 2025 EUR (€)
Disclosure of joint ventures [line items]
Carrying amount	€ 77
Horizons-4 Satellite LLC [Member]
Disclosure of joint ventures [line items]
Name of entity	Horizons-4 Satellite LLC
Country of incorporation	USA
% interest	50.00%
Nature of relationship	Joint venture
Measurement method	Equity
Quoted fair value	€ 0	[1]
Carrying amount	€ 13
Horizons-3 Satellite LLC [Member]
Disclosure of joint ventures [line items]
Name of entity	Horizons-3 Satellite LLC
Country of incorporation	USA
% interest	50.00%
Nature of relationship	Joint venture
Measurement method	Equity
Quoted fair value	€ 0	[1]
Carrying amount	€ 64

[1]	Private entities – no quoted prices available